Shareholder Report, Holdings (Details)	May 31, 2025
C000112291 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112291 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112291 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112291 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112291 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112291 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112291 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000112291 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000112291 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000112291 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000112291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000112291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000112291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000112291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000112291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000112291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000112291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000112291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000112291 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000112291 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002025 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002025 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002025 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002025 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002025 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002025 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002025 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002024 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002024 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002024 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002024 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002024 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002024 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002024 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002036 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002036 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002036 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002036 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002036 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002036 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002036 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002034 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002034 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002034 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002034 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002034 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002034 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002034 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002034 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002034 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002034 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002031 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002031 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002031 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002031 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002031 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002031 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002031 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002031 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002031 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002031 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002030 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002030 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002030 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002030 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002030 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002030 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002030 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002029 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002029 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002029 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002029 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002029 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002029 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002029 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002029 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002029 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002023 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002023 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002023 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002023 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002023 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002023 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002023 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000002023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000002023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000002023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000002023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000002023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%